Change in Non-Cash Working Capital Balances Related to Operations - Change in Non-Cash Working Capital Balances Related to Operations (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Significant Noncash Transactions [Line Items]
Accounts receivable, net	CAD (112)	CAD (29)	CAD (40)
Materials and supplies	7	(19)	7
Other current assets	(75)	5	15
Accounts payable and accrued liabilities	56	41	13
Change in non-cash working capital	CAD (124)	CAD (2)	CAD (5)